COLONIAL FLORIDA TAX-EXEMPT FUND
                      COLONIAL CONNECTICUT TAX-EXEMPT FUND
                        COLONIAL NEW YORK TAX-EXEMPT FUND
                     COLONIAL NORTH CAROLINA TAX-EXEMPT FUND

                         Supplement to Prospectus dated
                     May 30, 1997, Revised November 7, 1997


Effective immediately the expense limit to which the Adviser has agreed is increased to 0.60% for the above referenced Funds. Therefore, the caption Annual Operating Expenses is revised as follows:

Annual Operating Expenses (as a % of net assets)

                                                      Connecticut                               Florida
                                           -----------------------------------     ----------------------------------
                                            Class A    Class B      Class C        Class A     Class B     Class C

Management fee (after waiver)(9)             0.35%       0.35%        0.35%          0.27%       0.27%       0.27%
12b-1 fees (after waiver)(7)                 0.14        0.89         0.59(8)        0.16        0.91        0.61(8)
Other expenses                               0.25        0.25         0.25           0.33        0.33        0.33
                                             ----        ----         ----           ----        ----        ----
Total operating expenses (after waiver)(9)   0.74%       1.49%        1.19%          0.76%       1.51%       1.21%
                                             ====        ====         ====           ====        ====        ====

                                                        New York                            North Carolina
                                           -----------------------------------    -----------------------------------
                                            Class A     Class B     Class C        Class A     Class B     Class C

Management fee (after waiver)(9)              0.32%      0.32%       0.32%           0.15%      0.15%       0.15%
12b-1 fees (after waiver)(7)                  0.15       0.90         0.60(8)        0.15       0.90        0.60(8)
Other expenses                                0.28       0.28        0.28            0.45       0.45        0.45
                                              ----       ----        ----            ----       ----        ----
Total operating expenses(after waiver)(9)     0.75%      1.50%       1.20%           0.75%      1.50%       1.20%
                                              ====       ====        ====            ====       ====        ====

Without voluntary fee waivers/expense limits that the Adviser/Distributor may discontinue at anytime without shareholder approval, Annual Operating Expenses would be:

                                                   Connecticut                                  Florida
                                     ----------------------------------------     -------------------------------------
                                        Class A       Class B      Class C         Class A       Class B      Class C

Management fee                           0.51%          0.51%        0.51%           0.51%         0.51%       0.51%
12b-1 fees(7)                            0.14           0.89         0.89            0.16          0.91        0.91
Other expenses                           0.25           0.25         0.25            0.33          0.33        0.33
                                         ----           ----         ----            ----          ----        ----
Total operating expenses                 0.90%          1.65%        1.65%           1.00%         1.75%       1.75%
                                         ====           ====         ====            ====          ====        ====


                                                    New York                                 North Carolina
                                     ----------------------------------------     -------------------------------------
                                        Class A       Class B      Class C          Class A      Class B     Class C

Management fee                           0.51%          0.51%        0.51%            0.51%        0.51%       0.51%
12b-1 fees(7)                            0.15           0.90         0.90             0.15         0.90        0.90
Other expenses                           0.28           0.28         0.28             0.45         0.45        0.45
                                         ----           ----         ----             ----         ----        ----
Total operating expenses                 0.94%          1.69%        1.69%            1.11%        1.86%       1.86%
                                         ====           ====         ====             ====         ====        ====

(7)      The 12b-1 service fee rate will fluctuate but will not exceed 0.25%.
(8) The Distributor has voluntarily agreed to waive 0.30% of the Rule 12b-1 distribution fee. The Distributor may terminate the fee waiver at any time without shareholder approval. See "12b-1 Plan" in the Prospectus.
(9) Effective January 1, 1998, "Total operating expenses" (excluding brokerage, interest, taxes, 12b-1 distribution and service fees and extraordinary expenses) are, until further notice, voluntarily limited by the Adviser to 0.60% per annum of the Florida, New York, Connecticut and North Carolina Funds average net assets. The Adviser may terminate the fee waiver at any time without shareholder approval.

Example
The following Example shows the cumulative transaction and operating expenses attributable to a hypothetical $1,000 investment in each Class of shares of each Fund for the periods specified, assuming a 5% annual return, and, unless otherwise noted, redemption at period end. The expense numbers in the Example assume the fee waivers described above are in effect. The 5% return and expenses used in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

                                 Connecticut                                                  Florida
            -------------------------------------------------------    -------------------------------------------------------
           Class A         Class B                Class C               Class A         Class B               Class C
Period:                (10)       (11)        (10)       (11)                      (10)        (11)       (10)       (11)

1 year      $ 55       $65        $15         $22        $12              $55      $65         $15        $22         $12
3 years       70        77         47          38(13)     38               71       78          48         38(13)      38
5 years       87       101         81          65         65               88      102          82         66          66
10 years     135       158(12)    158(12)     144        144              137      160(12)     160(12)    147         147


                                  New York                                                 North Carolina
            ------------------------------------------------------     -------------------------------------------------------
          Class A           Class B              Class C               Class A          Class B               Class C
Period:                (10)       (11)       (10)        (11)                      (10)        (11)       (10)        (11)

1 year      $55        $65        $15        $22         $12             $ 55      $65         $15        $22         $12
3 years      70         77         47         38(13)      38               70       77          47         38(13)      38
5 years      87        102         82         66          66               87      102          82         66          66
10 years    136        159(12)    159(12)    145         145              136      159(12)     159(12)    145         145

(10)     Assumes redemption at period end.
(11)     Assumes no redemption at period end.
(12) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.
(13) Class C shares do not incur a contingent deferred sales charge on redemptions made after one year.


SP-36/661E-1297                                               January 10, 1998